MATERIAL ACCOUNTING POLICY INFORMATION - Schedule of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Latam Logistic Properties S.A.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
two
Statement [Line Items]
Ownership Interest	100.00%	100.00%
Latam Logistic Property Holdings, LLC
Statement [Line Items]
Ownership Interest	100.00%	100.00%
LPA Corporate Services Inc.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
Latam Logistic COL HoldCo I, S de R.L.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
Latam Logistic CR HoldCo I, S de R.L.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
Latam Logistic Pan HoldCo S de R.L.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
Latam Logistic Pan Holdco El Coyol II S de R.L.
Statement [Line Items]
Ownership Interest	50.00%	50.00%
Non-controlling Interests	50.00%	50.00%
Latam Logistic Pan Holdco Cedis Rurales S de R.L.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
Latam Logistic Pan HoldCo San Joaquin I S de R.L.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
Latam Logistic Pan Holdco Verbena I S de R.L.
Statement [Line Items]
Ownership Interest	48.00%	48.00%
Non-controlling Interests	52.00%	52.00%
Latam Logistic Pan Holdco Verbena II S, S.R.L.
Statement [Line Items]
Ownership Interest	48.00%	48.00%
Non-controlling Interests	52.00%	52.00%
Logistic Property Asset Management, S de R.L.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
Latam Logistic Pan Holdco Verbena Fase 2, S de R.L.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
LPA Asset Management CR, S.A.
Statement [Line Items]
Ownership Interest	75.00%	100.00%
Non-controlling Interests	25.00%	0.00%
LPA Pan Holdco 2 Verbena Fase II, INC.
Statement [Line Items]
Ownership Interest	75.00%	100.00%
Non-controlling Interests	25.00%	0.00%
LPA Verbena Fase II Pan Holdco 1, S.A.
Statement [Line Items]
Ownership Interest	75.00%	100.00%
Non-controlling Interests	25.00%	0.00%
Latam Logistic Pan Holdco Medellin I, S.R.L.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
LatAm Logistic Pan HoldCo Bodegas los Llanos, S.R.L.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
LPA PER OpCo, S.R.L.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
LPA PER PropCo Lurin I, S.R.L.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
LPA PER PropCo Lurin II, S.R.L.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
LPA PER PROPCO LURIN III S.R.L.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
Parque Logístico Callao, S.R.L.
Statement [Line Items]
Ownership Interest	40.00%	40.00%
Non-controlling Interests	60.00%	60.00%
LPA COL OpCo, S.A.S
Statement [Line Items]
Ownership Interest	100.00%	100.00%
LPA COL PropCo Cota I, S.A.S.
Statement [Line Items]
Ownership Interest	100.00%	100.00%
LPA CR OpCo, Sociedad de Responsabilidad Limitada
Statement [Line Items]
Ownership Interest	100.00%	100.00%
LPA CR PropCo Alajuela I, Sociedad de Responsabilidad Limitada
Statement [Line Items]
Ownership Interest	100.00%	100.00%
LPA Propco El Coyol Dos Sociedad de Responsabilidad Limitada
Statement [Line Items]
Ownership Interest	50.00%	50.00%
Non-controlling Interests	50.00%	50.00%
LPA Propco Bodegas San Joaquín Sociedad de Responsabilidad Limitada
Statement [Line Items]
Ownership Interest	100.00%	100.00%
LPA Propco Cedis Rurales Costa Rica Sociedad de Responsabilidad Limitada
Statement [Line Items]
Ownership Interest	100.00%	100.00%
Tres Ciento dos Setecientos Ochenta y Cuatro Mil Cuatrocientos Treinta y Tres Sociedad de Responsabilidad Limitada
Statement [Line Items]
Ownership Interest	24.00%	24.00%
Non-controlling Interests	76.00%	76.00%
LPA PropCo Bodegas los Llanos Sociedad de Responsabilidad Limitada
Statement [Line Items]
Ownership Interest	100.00%	100.00%
LPA CR Zona Franca Sociedad de Responsabilidad Limitada
Statement [Line Items]
Ownership Interest	100.00%	100.00%
LPA MX Holdco I S.R.L. de C.V.
Statement [Line Items]
Ownership Interest	100.00%
Latam Logistic Mx Holdco II S.R.L. de C.V.
Statement [Line Items]
Ownership Interest	100.00%
LPA Mex OpCo SRL de CV
Statement [Line Items]
Ownership Interest	100.00%
Fideicomiso F/ 6193
Statement [Line Items]
Ownership Interest	10.00%
Non-controlling Interests	90.00%
Fideicomiso F/6384
Statement [Line Items]
Ownership Interest	10.00%
Non-controlling Interests	90.00%
Latam Logistic SLV OpCo S.A. de C.V.
Statement [Line Items]
Ownership Interest	100.00%	100.00%